OMB APPROVAL
OMB Number: 3235-0582
Expires: May 31, 2021
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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-21606

Centaur Mutual Funds Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Simon Berry, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 346-4190

Date of fiscal year end:	October 31

Date of reporting period:	July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Centaur Mutual Funds Trust

By (Signature and Title)*		/s/ M. Ezekial Ashton
M. Ezekial Ashton,
President and Principal Executive Officer

Date	August 21, 2018

*	Print the name and title of each signing officer under his or her signature.

Centaur Mutual Funds Trust

Vote Summary

MIND C.T.I. LTD.

Security		M70240102		Meeting Type	Annual

Ticker Symbol		MNDO		Meeting Date	09-Aug-2017

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.				For	For
TO RE-APPOINT BRIGHTMAN ALMAGOR ZOHAR

(MEMBER OF DELOITTE TOUCHE TOHMATSU) AS
THE COMPANY'S INDEPENDENT AUDITOR.

			Management	For
2.	TO APPROVE THE RE-ELECTION OF MR. MIHAIL				For

ROTENBERG AS A CLASS II DIRECTOR.

3.			Management	For	For
TO APPROVE THE ELECTION OF MR. MEIR

NISSENSOHN AS A CLASS III DIRECTOR.

Management
4.				For	For
TO APPROVE THE ELECTION OF MR. JOSEPH

TENNE AS A CLASS II DIRECTOR.

Management
5.				For	For
TO APPROVE THE COMPENSATION OF THE NON-

EXECUTIVE DIRECTORS.

6.			Management	For	For
TO RE-APPROVE MS. MONICA IANCU'S BONUS

PLAN.

Management
6A.				For
CHECK "YES" TO CONFIRM YOU ARE NOT A

"CONTROLLING SHAREHOLDER" OF THE COMPANY
UNDER THE ISRAELI COMPANIES LAW AND DO NOT
HAVE A "PERSONAL BENEFIT OR OTHER INTEREST"
IN THE APPROVAL OF MATTER 6, AS DESCRIBED IN
THE COMPANY'S PROXY STATEMENT. MARK "FOR"
= YES OR "AGAINST" = NO.

HAW PAR CORPORATION LTD, SINGAPORE

Security		V42666103		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol				Meeting Date	23-Aug-2017

Proposed
Item	Proposal			Vote	For/Against
by
Management

Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS ARE
ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-
RESOLUTION 1, ABSTAIN IS NOT A VOTING OPTION
ON THIS MEETING

Management
1				For	For
TO APPROVE THE PROPOSED TRANSACTION

MIX TELEMATICS LIMITED

Security		60688N102		Meeting Type	Annual

Ticker Symbol		MIXT		Meeting Date	20-Sep-2017

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
S1				For	For
REPURCHASES OF SECURITIES

Management
S2				For	For
FINANCIAL ASSISTANCE TO RELATED AND INTER-

RELATED COMPANIES

Management
S3				For	For
APPROVAL OF FEES PAYABLE TO NON-EXECUTIVE

DIRECTORS

O1			Management	For	For
ADOPTION OF ANNUAL FINANCIAL STATEMENTS

O2			Management	For	For
PLACING SHARES UNDER THE CONTROL OF

DIRECTORS

O3			Management	For	For
CONFIRMATION OF APPOINTMENT OF P DELL AS A

DIRECTOR OF THE COMPANY

Management
O4				For	For
RE-ELECTION OF C EWING AS A DIRECTOR OF THE

COMPANY

			Management	For
O5	RE-ELECTION OF A WELTON AS A DIRECTOR OF				For

THE COMPANY

O6A			Management	For	For
RE-APPOINTMENT OF MEMBER OF THE AUDIT AND

RISK COMMITTEE: A WELTON

Management
O6B				For	For
RE-APPOINTMENT OF MEMBER OF THE AUDIT AND

RISK COMMITTEE: R BRUYNS

Management
O6C				For	For
RE-APPOINTMENT OF MEMBER OF THE AUDIT AND

RISK COMMITTEE: C EWING

O6D			Management	For	For
RE-APPOINTMENT OF MEMBER OF THE AUDIT AND

RISK COMMITTEE: E BANDA

Management
O7				For	For
RE-APPOINTMENT OF AUDITORS

Management
O8				For	For
NON-BINDING ADVISORY VOTE ON REMUNERATION

POLICY

Management
O9				For	For
GENERAL AUTHORITY TO ISSUE SHARES FOR

CASH

O10			Management	For	For
SIGNATURE OF DOCUMENTATION

BOULDER GROWTH & INCOME FUND, INC.

Security		101507101		Meeting Type	Annual

Ticker Symbol		BIF		Meeting Date	15-Nov-2017

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
DIRECTOR

	1	JOEL W. LOONEY		For	For

ABSOLUTE SOFTWARE CORP, VANCOUVER

Security		00386B109		Meeting Type	MIX

Ticker Symbol				Meeting Date	12-Dec-2017

Proposed
Item	Proposal			Vote	For/Against
by
Management

Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS ARE
ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY
FOR RESOLUTIONS 3, 4, 5 AND 6 AND 'IN FAVOR' OR
'ABSTAIN' ONLY FOR-RESOLUTION NUMBERS 1.1 TO
1.9 AND 2. THANK YOU

1.1			Management	For	For
ELECTION OF DIRECTOR: DANIEL RYAN

1.2			Management	For	For
ELECTION OF DIRECTOR: GEOFF HAYDON

1.3			Management	For	For
ELECTION OF DIRECTOR: J. IAN GIFFEN

1.4			Management	For	For
ELECTION OF DIRECTOR: ERIC ROSENFELD

1.5			Management	For	For
ELECTION OF DIRECTOR: GREGORY MONAHAN

1.6			Management	For	For
ELECTION OF DIRECTOR: SALVATORE (SAL) VISCA

1.7			Management	For	For
ELECTION OF DIRECTOR: JOSEF VEJVODA

1.8			Management	For	For
ELECTION OF DIRECTOR: ARTHUR MESHER

1.9			Management	For	For
ELECTION OF DIRECTOR: GERHARD WATZINGER

2			Management	For	For
APPOINTMENT OF DELOITTE LLP AS AUDITORS

3			Management	For	For
APPROVAL OF THE AMENDMENT OF THE NOTICE

OF ARTICLES OF THE COMPANY TO REMOVE THE

APPLICATION OF THE PRE-EXISTING COMPANY
PROVISIONS UNDER THE BUSINESS
CORPORATIONS ACT (BRITISH COLUMBIA) BY
ORDINARY RESOLUTION

4			Management	Against	Against
APPROVAL OF THE AMENDMENT OF THE NOTICE

OF ARTICLES OF THE COMPANY TO INCREASE THE

AUTHORIZED SHARE CAPITAL OF COMMON
SHARES OF THE COMPANY TO AN UNLIMITED
NUMBER OF COMMON SHARES BY ORDINARY
RESOLUTION

5			Management	For	For
APPROVAL OF THE AMENDMENT OF THE NOTICE

OF ARTICLES OF THE COMPANY TO REMOVE

PREFERRED SHARES FROM THE AUTHORIZED
SHARE CAPITAL OF THE COMPANY BY SPECIAL
RESOLUTION

6			Management	For	For
APPROVAL, RATIFICATION AND CONFIRMATION OF

THE COMPANY'S NEW ARTICLES BY SPECIAL

RESOLUTION

FRANKLIN COVEY CO.

Security		353469109		Meeting Type	Annual

Ticker Symbol		FC		Meeting Date	26-Jan-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
DIRECTOR

	1	Anne H. Chow		For	For

	2	Clayton M. Christensen		For	For

	3	Michael Fung		For	For

	4	Dennis G. Heiner		For	For

	5	Donald J. McNamara		For	For

	6	Joel C. Peterson		For	For

	7	E. Kay Stepp		For	For

	8	Robert A. Whitman		For	For

Management
2.				For	For
Advisory vote on approval of executive compensation.

Management
3.				1 Year	For
Advisory vote on the frequency of advisory votes on

executive compensation.

Management
4.				For	For
Approve the Franklin Covey Co. 2017 Employee Stock

Purchase Plan

5.			Management	For	For
Ratify the appointment of Deloitte & Touche LLP as the

Company's independent registered public accountants for

fiscal 2018.

COMMUNITY FIRST BANCSHARES INC.

Security		20369M104		Meeting Type	Annual

Ticker Symbol		CFBI		Meeting Date	22-Feb-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
DIRECTOR

	1	William D. Fortson, Jr#		For	For

	2	Howard G. Roberts#		For	For

	3	Edward P. Stone#		For	For

	4	Mark J. Ross*		For	For

Management
2.				For	For
The ratification of the appointment of Porter Keadle

Moore, LLC as independent registered public accounting
firm for the year ending September 30, 2018.

CENTRAL SECURITIES CORPORATION

Security		155123102		Meeting Type	Annual

Ticker Symbol		CET		Meeting Date	21-Mar-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
DIRECTOR

	1	L. Price Blackford		For	For

	2	Simms C. Browning		For	For

	3	Donald G. Calder		For	For

	4	David C. Colander		For	For

	5	Jay R. Inglis		For	For

	6	Wilmot H. Kidd		For	For

	7	Wilmot H. Kidd IV		For	For

Management
2.				For	For
Ratification of the appointment of KPMG LLP as

independent registered public accounting firm for 2018.

INTERACTIVE BROKERS GROUP, INC.

Security		45841N107		Meeting Type	Annual

Ticker Symbol		IBKR		Meeting Date	19-Apr-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
Election of Director: Thomas Peterffy

Management
1B.				For	For
Election of Director: Earl H. Nemser

Management
1C.				For	For
Election of Director: Milan Galik

Management
1D.				For	For
Election of Director: Paul J. Brody

Management
1E.				For	For
Election of Director: Lawrence E. Harris

Management
1F.				For	For
Election of Director: Richard Gates

Management
1G.				For	For
Election of Director: Gary Katz

Management
1H.				For	For
Election of Director: Kenneth J. Winston

Management
2.				For	For
Approval to amend the 2007 Stock Incentive Plan.

Management
3.				For	For
Ratification of appointment of independent registered

public accounting firm of Deloitte & Touche LLP.

HAW PAR CORPORATION LTD, SINGAPORE

Security		V42666103		Meeting Type	Annual General Meeting

Ticker Symbol				Meeting Date	24-Apr-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS ARE
ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-
ALL RESOLUTIONS, ABSTAIN IS NOT A VOTING
OPTION ON THIS MEETING

Management
1				For	For
ADOPTION OF DIRECTORS' STATEMENT, AUDITED

FINANCIAL STATEMENTS AND AUDITOR'S REPORT

Management
2	DECLARATION OF SECOND & FINAL DIVIDEND: 10			For	For

CENTS PER SHARE

3			Management	For	For
RE-ELECTION OF MR WEE EE LIM AS DIRECTOR

4			Management	For	For
RE-ELECTION OF DR CHEW KIA NGEE AS

DIRECTOR

Management
5				For	For
RE-ELECTION OF MR PETER SIM SWEE YAM AS

DIRECTOR

Management
6				For	For
APPROVAL OF DIRECTORS' FEES

Management
7				For	For
RE-APPOINTMENT OF

PRICEWATERHOUSECOOPERS LLP AS AUDITOR

8			Management	For	For
AUTHORITY FOR DIRECTORS TO ISSUE SHARES

(GENERAL SHARE ISSUE MANDATE)

AERCAP HOLDINGS N.V.

Security		N00985106		Meeting Type	Annual

Ticker Symbol		AER		Meeting Date	25-Apr-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
4				For	For
Adoption of the annual accounts for the 2017 financial

year.

6			Management	For	For
Release of liability of the directors with respect to their

management during the 2017 financial year.

7a			Management	For	For
Re-appointment of the Chairman of the Board of

Directors, Mr. Pieter Korteweg, as non-executive director

for a period of two years.

Management
7b				For	For
Re-appointment of the Company's Chief Executive

Officer, Mr. Aengus Kelly, as executive director for a
period of four years.

Management
7c				For	For
Re-appointment of Mr. Salem R.A.A. Al Noaimi as non-

executive director for a period of two years.

7d			Management	For	For
Re-appointment of Mr. Homaid A.A.M. Al Shimmari as

non-executive director for a period of two years

7e			Management	For	For
Re-appointment of Mr. Paul T. Dacier as non-executive

director for a period of two years.

Management
7f				For	For
Re-appointment of Mr. Richard M. Gradon as non-

executive director for a period of two years.

7g			Management	For	For
Re-appointment of Mr. Robert G. Warden as non-

executive director for a period of two years.

7h			Management	For	For
Appointment of Mr. Julian B. Branch as non-executive

director for a period of four years.

Management
8				For	For
Appointment of Mr. Peter L. Juhas as the person referred

to in article 16, paragraph 8 of the Company's articles of
association.

Management
9				For	For
Appointment of PricewaterhouseCoopers Accountants

N.V. for the audit of the Company's annual accounts for
the 2018 financial year.

10a			Management	For	For
Authorization of the Board of Directors to issue shares

and to grant rights to subscribe for shares.

10b			Management	For	For
Authorization of the Board of Directors to limit or exclude

pre-emptive rights in relation to agenda item 10(a).

Management
10c				For	For
Authorization of the Board of Directors to issue additional

shares and to grant additional rights to subscribe for
shares.

Management
10d	Authorization of the Board of Directors to limit or exclude			For	For
pre-emptive rights in relation to agenda item 10(c).

11a			Management	For	For
Authorization of the Board of Directors to repurchase

shares.

11b			Management	For	For
Conditional authorization of the Board of Directors to

repurchase additional shares.

Management
12				For	For
Reduction of capital through cancellation of shares.

AERCAP HOLDINGS N.V.

Security		N00985106		Meeting Type	Annual

Ticker Symbol		AER		Meeting Date	25-Apr-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
4				For	For
Adoption of the annual accounts for the 2017 financial

year.

6			Management	For	For
Release of liability of the directors with respect to their

management during the 2017 financial year.

7a			Management	For	For
Re-appointment of the Chairman of the Board of

Directors, Mr. Pieter Korteweg, as non-executive director

for a period of two years.

Management
7b				For	For
Re-appointment of the Company's Chief Executive

Officer, Mr. Aengus Kelly, as executive director for a
period of four years.

Management
7c				For	For
Re-appointment of Mr. Salem R.A.A. Al Noaimi as non-

executive director for a period of two years.

7d			Management	For	For
Re-appointment of Mr. Homaid A.A.M. Al Shimmari as

non-executive director for a period of two years

7e			Management	For	For
Re-appointment of Mr. Paul T. Dacier as non-executive

director for a period of two years.

Management
7f				For	For
Re-appointment of Mr. Richard M. Gradon as non-

executive director for a period of two years.

7g			Management	For	For
Re-appointment of Mr. Robert G. Warden as non-

executive director for a period of two years.

7h			Management	For	For
Appointment of Mr. Julian B. Branch as non-executive

director for a period of four years.

Management
8				For	For
Appointment of Mr. Peter L. Juhas as the person referred

to in article 16, paragraph 8 of the Company's articles of
association.

Management
9				For	For
Appointment of PricewaterhouseCoopers Accountants

N.V. for the audit of the Company's annual accounts for
the 2018 financial year.

10a			Management	For	For
Authorization of the Board of Directors to issue shares

and to grant rights to subscribe for shares.

10b			Management	For	For
Authorization of the Board of Directors to limit or exclude

pre-emptive rights in relation to agenda item 10(a).

Management
10c				For	For
Authorization of the Board of Directors to issue additional

shares and to grant additional rights to subscribe for
shares.

Management
10d	Authorization of the Board of Directors to limit or exclude			For	For
pre-emptive rights in relation to agenda item 10(c).

11a			Management	For	For
Authorization of the Board of Directors to repurchase

shares.

11b			Management	For	For
Conditional authorization of the Board of Directors to

repurchase additional shares.

Management
12				For	For
Reduction of capital through cancellation of shares.

FAIRFAX FINANCIAL HOLDINGS LIMITED

Security		303901102		Meeting Type	Annual and Special Meeting

Ticker Symbol		FRFHF		Meeting Date	26-Apr-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1				For	For
THE SPECIAL RESOLUTION APPROVING AN

AMENDMENT OF THE ARTICLES OF
INCORPORATION OF FAIRFAX TO CONSIDER AND,
IF DEEMED APPROPRIATE, TO PASS, WITH OR
WITHOUT VARIATION, A SPECIAL RESOLUTION
AUTHORIZING THE CORPORATION TO AMEND ITS
ARTICLES TO INCREASE THE MINIMUM NUMBER OF
DIRECTORS FROM THREE (3) TO FIVE (5) AND TO
INCREASE THE MAXIMUM NUMBER OF DIRECTORS
FROM TEN (10) TO TWELVE (12), AS MORE
PARTICULARLY DESCRIBED IN THE MANAGEMENT
PROXY CIRCULAR.

Management
2
DIRECTOR

	1	ANTHONY F. GRIFFITHS		For	For

	2	ROBERT J. GUNN		For	For

	3	ALAN D. HORN		For	For

	4	KAREN L. JURJEVICH		For	For

	5	CHRISTINE N. MCLEAN		For	For

	6	JOHN R.V. PALMER		For	For

	7	TIMOTHY R. PRICE		For	For

	8	BRANDON W. SWEITZER		For	For

	9	LAUREN C. TEMPLETON		For	For

	10	BENJAMIN P. WATSA		For	For

	11	V. PREM WATSA		For	For

Management
3				For	For
APPOINTMENT OF PRICEWATERHOUSECOOPERS

LLP AS AUDITOR OF THE CORPORATION.

ALLEGHANY CORPORATION

Security		017175100		Meeting Type	Annual

Ticker Symbol		Y		Meeting Date	27-Apr-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1a.				For	For
Election of Director: William K. Lavin

Management
1b.				For	For
Election of Director: Phillip M. Martineau

Management
1c.				For	For
Election of Director: Raymond L.M. Wong

Management
2.				For	For
Ratification of selection of Ernst & Young LLP as

Alleghany Corporation's independent registered public
accounting firm for fiscal 2018.

Management
3.				For	For
Advisory vote to approve the compensation of the named

executive officers of Alleghany Corporation.

BROWN & BROWN, INC.

Security		115236101		Meeting Type	Annual

Ticker Symbol		BRO		Meeting Date	02-May-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
DIRECTOR

	1	J. Hyatt Brown		For	For

	2	Samuel P. Bell, III		For	For

	3	Hugh M. Brown		For	For

	4	J. Powell Brown		For	For

	5	Bradley Currey, Jr.		For	For

	6	Theodore J. Hoepner		For	For

	7	James S. Hunt		For	For

	8	Toni Jennings		For	For

	9	Timothy R.M. Main		For	For

	10	H. Palmer Proctor, Jr.		For	For

	11	Wendell S. Reilly		For	For

	12	Chilton D. Varner		For	For

Management
2.				For	For
To ratify the appointment of Deloitte & Touche LLP as

Brown & Brown, Inc.'s independent registered public
accountants for the fiscal year ending December 31,
2018.

Management
3.				For	For
To approve, on an advisory basis, the compensation of

named executive officers.

Management
4.	To approve an amendment to Brown & Brown, Inc.'s			For	For
2008 Sharesave Plan.

PICO HOLDINGS, INC.

Security		693366205		Meeting Type	Annual

Ticker Symbol		PICO		Meeting Date	03-May-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1a.				For	For
Election of Director: Gregory Bylinsky

Management
1b.				For	For
Election of Director: Dorothy Timian-Palmer

Management
1c.				For	For
Election of Director: Eric H. Speron

Management
1d.				For	For
Election of Director: Maxim C.W. Webb

Management
1e.				For	For
Election of Director: Nicole Weymouth

Management
2.				For	For
To vote, on an advisory basis, to approve the

compensation of the Company's named executive
officers, as disclosed in the proxy statement.

Management
3.				For	For
To ratify the appointment of Deloitte & Touche LLP as our

independent registered public accounting firm for our
fiscal year ending December 31, 2018.

			Management	For
4.	To ratify the Company's Section 382 Rights Agreement.				For

BERKSHIRE HATHAWAY INC.

Security		084670702		Meeting Type	Annual

Ticker Symbol		BRKB		Meeting Date	05-May-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
DIRECTOR

	1	Warren E. Buffett		Withheld	Against

	2	Charles T. Munger		Withheld	Against

	3	Gregory E. Abel		Withheld	Against

	4	Howard G. Buffett		Withheld	Against

	5	Stephen B. Burke		For	For

	6	Susan L. Decker		For	For

	7	William H. Gates III		Withheld	Against

	8	David S. Gottesman		For	For

	9	Charlotte Guyman		For	For

	10	Ajit Jain		Withheld	Against

	11	Thomas S. Murphy		For	For

	12	Ronald L. Olson		Withheld	Against

	13	Walter Scott, Jr.		For	For

	14	Meryl B. Witmer		For	For

Shareholder
2.				Against	For
Shareholder proposal regarding methane gas emissions.

Shareholder
3.				For	Against
Shareholder proposal regarding adoption of a policy to

encourage Berkshire subsidiaries to issue annual
sustainability reports.

E-L FINANCIAL CORP LTD, KINGSTON

Security		268575107		Meeting Type	Annual General Meeting

Ticker Symbol				Meeting Date	10-May-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS ARE
ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN'-ONLY
FOR ALL RESOLUTIONS. THANK YOU

1.1			Management	For	For
ELECTION OF DIRECTOR: J. CHRISTOPHER

BARRON

Management
1.2				For	For
ELECTION OF DIRECTOR: JAMES F. BILLETT

Management
1.3				Against	Against
ELECTION OF DIRECTOR: MICHAEL J. COOPER

1.4			Management	For	For
ELECTION OF DIRECTOR: WILLIAM J. CORCORAN

1.5			Management	Against	Against
ELECTION OF DIRECTOR: DUNCAN N.R. JACKMAN

			Management	Against
1.6	ELECTION OF DIRECTOR: THE HON. HENRY N.R.				Against

JACKMAN

Management
1.7	ELECTION OF DIRECTOR: M. VICTORIA D. JACKMAN			Against	Against

Management
1.8				For	For
ELECTION OF DIRECTOR: R.B. MATTHEWS

Management
1.9				Against	Against
ELECTION OF DIRECTOR: CLIVE P. ROWE

1.10			Management	For	For
ELECTION OF DIRECTOR: STEPHEN J.R. SMITH

1.11			Management	Against	Against
ELECTION OF DIRECTOR: MARK M. TAYLOR

Management
2				For	For
TO APPOINT PRICEWATERHOUSECOOPERS LLP AS

AUDITORS OF THE COMPANY AND AUTHORIZE THE
DIRECTORS TO FIX THEIR REMUNERATION

PDL COMMUNITY BANCORP

Security		69290X101		Meeting Type	Annual

Ticker Symbol		PDLB		Meeting Date	10-May-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
DIRECTOR

	1	James C. Demetriou		For	For

	2	Nick R. Lugo		For	For

Management
2.				For	For
The ratification of the appointment of Mazars USA LLP as

independent registered public accounting firm for the year
ending December 31, 2018.

FACEBOOK, INC.

Security		30303M102		Meeting Type	Annual

Ticker Symbol		FB		Meeting Date	31-May-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
DIRECTOR

	1	Marc L. Andreessen		For	For

	2	Erskine B. Bowles		For	For

	3	Kenneth I. Chenault		For	For

	4	S. D. Desmond-Hellmann		For	For

	5	Reed Hastings		For	For

	6	Jan Koum		For	For

	7	Sheryl K. Sandberg		For	For

	8	Peter A. Thiel		For	For

	9	Mark Zuckerberg		For	For

Management
2.				For	For
To ratify the appointment of Ernst & Young LLP as

Facebook, Inc.'s independent registered public
accounting firm for the fiscal year ending December 31,
2018.

Shareholder
3.				For	Against
A stockholder proposal regarding change in stockholder

voting.

Shareholder
4.				For	Against
A stockholder proposal regarding a risk oversight

committee.

Shareholder
5.				For	Against
A stockholder proposal regarding simple majority vote.

6.			Shareholder	sFor	Against
A stockholder proposal regarding a content governance

report.

7.			Shareholder	Against	For
A stockholder proposal regarding median pay by gender.

8.			Shareholder	Against	For
A stockholder proposal regarding tax principles.

HALLMARK FINANCIAL SERVICES, INC.

Security		40624Q203		Meeting Type	Annual

Ticker Symbol		HALL		Meeting Date	31-May-2018

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
DIRECTOR

	1	Mark E. Schwarz		For	For

	2	Scott T. Berlin		For	For

	3	James H. Graves		For	For

	4	Mark E. Pape		For	For

Management
2.				For	For
ADVISORY VOTE ON RESOLUTION TO APPROVE

EXECUTIVE COMPENSATION.